Note 8 - Goodwill and Other Intangible Assets (Details) - Carrying Amount of Goodwill - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Goodwill [Line Items]
Goodwill, gross	¥ 6,289,891	¥ 6,090,233	¥ 6,090,233
Accumulated impairment losses	(120,282)	(120,282)	(120,282)
Goodwill, net	6,169,609	5,969,951	5,969,951
Acquisition	199,658
Network Service and Systems Integration Business [Member]
Goodwill [Line Items]
Goodwill, gross	6,054,340	5,854,682	5,854,682
Accumulated impairment losses	(120,282)	(120,282)	(120,282)
Goodwill, net	5,934,058	5,734,400	5,734,400
Acquisition	199,658
ATM Operation Business [Member]
Goodwill [Line Items]
Goodwill, gross	235,551	235,551	235,551
Goodwill, net	¥ 235,551	¥ 235,551	¥ 235,551